Income Taxes (Tax Information on a Domestic and Foreign Basis) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Income before income taxes
Domestic	$ 4,835	$ 4,726		$ 3,614
Foreign	1,928	1,616		907
Income before income taxes	6,763	6,342	[1]	4,521	[1]
Current income tax expense (recovery)
Domestic	956	763		616
Foreign	285	167		(121)
Total current income tax expense	1,241	930		495
Deferred income tax expense
Domestic	298	360		383
Foreign	106	153		98
Total deferred income tax expense	$ 404	$ 513	[2]	$ 481	[2]

[1]	In the first quarter of 2022, the Company changed its method of calculating market-related values of pension assets for its defined benefit plans using a retrospective approach. Comparative figures have been restated to conform to the change in methodology. See Note 2 – Change in accounting policy for additional information.
[2]	In the first quarter of 2022, the Company changed its method of calculating market-related values of pension assets for its defined benefit plans using a retrospective approach. Comparative figures have been restated to conform to the change in methodology. See Note 2 – Change in accounting policy for additional information.